Accounting Policies, by Policy (Policies)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

Incannex Healthcare Limited (the “Company”) and its consolidated subsidiaries (collectively, the “Group”) is a clinical stage pharmaceutical development company that is developing unique medicinal cannabis pharmaceutical products and psychedelic medicine therapies. The Company’s common shares trade on the Australian Securities Exchange (“ASX”). The Company’s registered office is at Level 23, South Tower Rialto, 525 Collins Street Melbourne Victoria 3000, Australia.

For the fiscal year ended 30 June 2023, the Group incurred a total comprehensive loss after income tax of $19.98 million (2022: $14.9 million) and had net cash outflows from operations of $15.94 million (2022: $12.8 million). The Group held total cash of $33.36 million as of 30 June 2023 (2022: $37.5 million).

Nature of Operations

Incannex Healthcare Limited (the “Company”) and its consolidated subsidiaries (collectively, the “Group”) is a clinical stage pharmaceutical development company that is developing unique medicinal cannabis pharmaceutical products and psychedelic medicine therapies. The Company’s common shares trade on the Australian Securities Exchange (“ASX”). The Company’s registered office is at Suite 15, Level 12, 401 Docklands Drive, Docklands 3008, Victoria, Australia.

For the fiscal year ended 30 June 2022, the Group incurred a total comprehensive loss after income tax of $14.9 million and had net cash outflows from operations of $12.8 million. The Group held total cash of $37.5 million as of 30 June 2022.

New or amended Accounting Standards and Interpretations adopted

New or amended Accounting Standards and Interpretations adopted

The Group has adopted all of the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (‘IASB’) that are mandatory for the current reporting periods.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

Historical cost convention

The consolidated financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of financial assets and liabilities at fair value through profit or loss, financial assets at fair value through other comprehensive income and derivative financial instruments.

Critical accounting estimates

The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 2.

Comparatives

Where necessary, comparative information has been reclassified and repositioned for consistency with current year disclosures.

New or amended Accounting Standards and Interpretations adopted

The Group has adopted all of the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (‘IASB’) that are mandatory for the current reporting periods.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

Historical cost convention

The consolidated financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of financial assets and liabilities at fair value through profit or loss, financial assets at fair value through other comprehensive income and derivative financial instruments.

Critical accounting estimates

The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 2.

Comparatives

Where necessary, comparative information has been reclassified and repositioned for consistency with current year disclosures.

Statement of compliance

Statement of compliance

These consolidated financial statements were authorised for issue by the Board of Directors in October 2023.

The consolidated financial statements comply with Australian Accounting Standards, which include Australian equivalents to International Financial Reporting Standards (“AIFRS”), in their entirety. Compliance with AIFRS ensures that the financial report also complies with International Financial Reporting Standards (“IFRS”).

Statement of compliance

These consolidated financial statements were authorised for issue by the Board of Directors in October 2022.

The consolidated financial statements comply with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

Parent entity information

Parent entity information

In accordance with AASB 10 (IFRS 10) Consolidated Financial Statements, these consolidated financial statements present the results of the Group only. Supplementary information about the parent entity is disclosed in note 24.

Parent entity information

In accordance with IFRS 10 Consolidated Financial Statements, these consolidated financial statements present the results of the Group only. Supplementary information about the parent entity is disclosed in note 21.

Principles of consolidation

Principles of consolidation

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of the Company as at 30 June 2023 and 2022 and the results of all subsidiaries for the years then ended. Incannex Healthcare Limited and its subsidiaries together are referred to in these consolidated financial statements as the ‘Group’. Details of all controlled entities are set out in Note 22.

Subsidiaries are all those entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

Intercompany transactions between entities in the Group are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Where the Group loses control over a subsidiary, it derecognizes the assets including goodwill, liabilities and non-controlling interest in the subsidiary together with any cumulative translation differences recognized in equity. The Group recognizes the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Principles of consolidation

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of the Company as at 30 June 2022 and 2021 and the results of all subsidiaries for the years then ended. Incannex Healthcare Limited and its subsidiaries together are referred to in these consolidated financial statements as the ‘Group’. Details of all controlled entities are set out in Note 19.

Subsidiaries are all those entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

Intercompany transactions between entities in the Group are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Where the Group loses control over a subsidiary, it derecognizes the assets including goodwill, liabilities and non-controlling interest in the subsidiary together with any cumulative translation differences recognized in equity. The Group recognizes the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Operating segments

Operating segments

Operating segments are presented at note 4 using the ‘management approach’, where the information presented is on the same basis as the internal reports provided to the Chief Executive Officer. The Chief Executive Officer is responsible for the allocation of resources to operating segments and assessing their performance.

Operating segments

Operating segments are presented at note 4 using the ‘management approach’, where the information presented is on the same basis as the internal reports provided to the Chief Executive Officer. The Chief Executive Officer is responsible for the allocation of resources to operating segments and assessing their performance.

Foreign currency translation	Foreign currency translation The consolidated financial statements are presented in Australian dollars, which is the Company’s functional and presentation currency.	Foreign currency translation The consolidated financial statements are presented in Australian dollars, which is the Company’s functional and presentation currency.
Foreign currency transactions

Foreign currency transactions

Foreign currency transactions are translated into Australian dollars using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.

Foreign currency transactions

Foreign currency transactions are translated into Australian dollars using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.

Revenue recognition

Revenue recognition

The Company recognizes revenue to depict the transfer of goods and services to clients in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods and services by applying the following steps:

●	Identify the contract with a client;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations; and
●	Recognize revenue when, or as, the Company satisfies a performance obligation.

Revenue may be earned over time as the performance obligations are satisfied or at a point in time which is when the entity has earned a right to payment, the customer has possession of the asset and the related significant risks and rewards of ownership, and the customer has accepted the asset.

The Company’s arrangements with clients can include multiple performance obligations. When contracts involve various performance obligations, the Company evaluates whether each performance obligation is distinct and should be accounted for as a separate unit of accounting under AASB 15 (IFRS 15), Revenue from Contracts with Customers.

The Company determines the standalone selling price by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration include discounting practices, the size and volume of our transactions, our marketing strategy, historical sales, and contract prices. The determination of standalone selling prices is made through consultation with and approval by management, taking into consideration our go-to-market strategy. As the Company’s go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in relative standalone selling prices.

The Company disaggregates revenue from contracts with customers based on the categories that most closely depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. During the years ended 30 June 2023 and 2022, the Company recognized revenue from only one such category, being cannabinoid oils sales.

The Company receives payment from its clients after invoicing within the normal 28-day commercial terms. If a client is specifically identified as a credit risk, recognition of revenue is stopped except to the extent of fees that have already been collected.

Other income

Other income is recognized when it is received or when the right to receive it is established. Other income primarily consists of grant income and interest income.

Interest income

Interest revenue is recognized as interest accrues using the effective interest method. This is a method of calculating the amortised cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Revenue recognition

The Company recognizes revenue to depict the transfer of goods and services to clients in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods and services by applying the following steps:

●	Identify the contract with a client;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations; and
●	Recognize revenue when, or as, the Company satisfies a performance obligation.

Revenue may be earned over time as the performance obligations are satisfied or at a point in time which is when the entity has earned a right to payment, the customer has possession of the asset and the related significant risks and rewards of ownership, and the customer has accepted the asset.

The Company’s arrangements with clients can include multiple performance obligations. When contracts involve various performance obligations, the Company evaluates whether each performance obligation is distinct and should be accounted for as a separate unit of accounting under IFRS 15, Revenue from Contracts with Customers.

The Company determines the standalone selling price by considering its overall pricing objectives and market conditions. Significant pricing practices taken into consideration include discounting practices, the size and volume of our transactions, our marketing strategy, historical sales, and contract prices. The determination of standalone selling prices is made through consultation with and approval by management, taking into consideration our go-to-market strategy. As the Company’s go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in relative standalone selling prices.

The Company disaggregates revenue from contracts with customers based on the categories that most closely depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. During the years ended 30 June 2022 and 2021, the Company recognized revenue from only one such category, being cannabinoid oils sales.

The Company receives payment from its clients after invoicing within the normal 28-day commercial terms. If a client is specifically identified as a credit risk, recognition of revenue is stopped except to the extent of fees that have already been collected.

Other income

Other income is recognized when it is received or when the right to receive it is established. Other income primarily consists of grant income and interest income.

Interest income

Interest revenue is recognized as interest accrues using the effective interest method. This is a method of calculating the amortised cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Income tax

Income tax

The income tax expense or benefit for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by the changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognized for prior reporting years, where applicable.

Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to be applied when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:

●	When the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or
●	When the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled, and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

The carrying amount of recognized and unrecognized deferred tax assets are reviewed at each reporting date. Deferred tax assets recognized are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognized deferred tax assets are recognized to the extent that it is probable that there are future taxable profits available to recover the asset.

Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.

Income tax

The income tax expense or benefit for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by the changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognized for prior reporting years, where applicable.

Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to be applied when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:

●	When the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or
●	When the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled, and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

The carrying amount of recognized and unrecognized deferred tax assets are reviewed at each reporting date. Deferred tax assets recognized are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognized deferred tax assets are recognized to the extent that it is probable that there are future taxable profits available to recover the asset.

Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.

Government grants

Government grants

Income from government grants is recognized only when the Company has reasonable assurance that the grants will be received, and the conditions of the grants will be complied with. Income from Government grants is recognized on a systematic basis over the periods in which the Company recognizes as expenses the related costs for which the grants are intended to compensate. Government grants relate to Australian Federal Government’s COVID-19 support package of a “Cash Flow Boost” for eligible organisations, supporting small and medium sized organisations.

Government grants

Income from government grants is recognized only when the Company has reasonable assurance that the grants will be received, and the conditions of the grants will be complied with. Income from Government grants is recognized on a systematic basis over the periods in which the Company recognizes as expenses the related costs for which the grants are intended to compensate. Government grants relate to Australian Federal Government’s COVID-19 support package of a “Cash Flow Boost” for eligible organisations, supporting small and medium sized organisations.

Current and non-current classification

Current and non-current classification

Assets and liabilities are presented in the statement of financial position based on current and non-current classification.

An asset is classified as current when: it is either expected to be realised or intended to be sold or consumed in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realised within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when: it is either expected to be settled in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

Deferred tax assets and liabilities are classified as non-current.

Current and non-current classification

Assets and liabilities are presented in the statement of financial position based on current and non-current classification.

An asset is classified as current when: it is either expected to be realised or intended to be sold or consumed in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realised within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when: it is either expected to be settled in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

Deferred tax assets and liabilities are classified as non-current.

Cash

Cash

Cash and deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Cash

Cash and deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Trade and other receivables

Trade and other receivables

Trade receivables are initially recognized at fair value and subsequently measured at amortised cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are due for settlement within 30 days.

The Group has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue.

Other receivables are recognized at amortised cost, less any allowance for expected credit losses.

Trade and other receivables

Trade receivables are initially recognized at fair value and subsequently measured at amortised cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are due for settlement within 30 days.

The Group has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue.

Other receivables are recognized at amortised cost, less any allowance for expected credit losses.

Other financial assets

Other financial assets

Other financial assets are initially measured at fair value. Transaction costs are included as part of the initial measurement, except for financial assets at fair value through profit or loss. Such assets are subsequently measured at either amortised cost or fair value depending on their classification. Classification is determined based on both the business model within which such assets are held and the contractual cash flow characteristics of the financial asset unless an accounting mismatch is being avoided.

Financial assets are derecognized when the rights to receive cash flows have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership. When there is no reasonable expectation of recovering part or all a financial asset, its carrying value is written off.

Other financial assets

Other financial assets are initially measured at fair value. Transaction costs are included as part of the initial measurement, except for financial assets at fair value through profit or loss. Such assets are subsequently measured at either amortised cost or fair value depending on their classification. Classification is determined based on both the business model within which such assets are held and the contractual cash flow characteristics of the financial asset unless an accounting mismatch is being avoided.

Financial assets are derecognized when the rights to receive cash flows have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership. When there is no reasonable expectation of recovering part or all a financial asset, its carrying value is written off.

Intangibles

Research and development

Research costs are expensed in the period in which they are incurred. Development costs are capitalised when it is probable that the project will be a success considering its commercial and technical feasibility; the Group is able to use or sell the asset; the Group has sufficient resources and intent to complete the development; and its costs can be measured reliably. Capitalised development costs are amortised on a straight-line basis over the period of their expected benefit, being their finite life of 10 years. The Company has not capitalised any development costs for the years ended June 30, 2022 and 2021.

Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial years and which are unpaid. Due to their short-term nature, they are measured at amortised cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Provisions

Provisions are recognized when the Group has a present (legal or constructive) obligation as a result of a past event, it is probable the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. If the time value of money is material, provisions are discounted using a current pre-tax rate specific to the liability. The increase in the provision resulting from the passage of time is recognized as a finance cost.

Employee benefits

Short-term employee benefits

Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled wholly within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Other long-term employee benefits

The liability for annual leave and long service leave not expected to be settled within 12 months of the reporting date are measured at the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

Retirement benefit obligations

All employees of the Group are entitled to superannuation contributions in accordance with Australian law. Contributions to employees’ nominated superannuation plans are expensed in the period in which they are incurred.

Share-based payments

Equity-settled compensation benefits are provided to employees.

Equity-settled transactions are awards of shares, performance rights or options over shares, that are provided to employees in exchange for the rendering of services.

The cost of equity-settled transactions are measured at fair value on grant date. Fair value is independently determined using Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Group receives the services that entitle the employees to receive payment. Inputs into the Black-Scholes option pricing models used to calculate fair value are classified as level three inputs under the fair value hierarchy of IFRS 13. No account is taken of any other vesting conditions.

The cost of equity-settled transactions are recognized as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period.
Property, plant and equipment

Property, plant and equipment

All property, plant and equipment is recognised at historical cost less depreciation. Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

●	Buildings	25-40 years
●	Machinery	10-15 years
●	Vehicles	3-5 years
●	Furniture, fittings and equipment	3-8 years

Furniture, fittings and equipment include assets in the form of office fit outs. These assets and other leasehold improvements are recognised at their fair value and depreciated over the shorter of their useful life or the lease term, unless the entity expects to use the assets beyond the lease term.

Intangible assets

Intangible assets

Patents and trademarks

Separately acquired patents and trademarks are shown at historical cost. Trademarks have an indefinite useful life. Patents have been assessed to have a 13-year useful life. Amortisation shall begin when the patents are available for use. At that point, they will be carried at cost less accumulated amortisation and impairment losses.

Intangible assets with an indefinite useful life or that are not yet available for use are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

Research and development

Research costs are expensed in the period in which they are incurred. Development costs are capitalised when it is probable that the project will be a success considering its commercial and technical feasibility; the Group is able to use or sell the asset; the Group has sufficient resources and intent to complete the development; and its costs can be measured reliably. Capitalised development costs are amortised on a straight-line basis over the period of their expected benefit, being their finite life of 10 years. The Company has not capitalised any development costs for the years ended June 30 2023 and 2022.

Intangibles

Research and development

Research costs are expensed in the period in which they are incurred. Development costs are capitalised when it is probable that the project will be a success considering its commercial and technical feasibility; the Group is able to use or sell the asset; the Group has sufficient resources and intent to complete the development; and its costs can be measured reliably. Capitalised development costs are amortised on a straight-line basis over the period of their expected benefit, being their finite life of 10 years. The Company has not capitalised any development costs for the years ended June 30, 2022 and 2021.

Right-of-use leased assets

Right-of-use leased assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

The Company has elected not to recognise a right-of-use asset and corresponding lease liability for short-term leases with terms of 12 months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.

Lease liabilities

Lease Liabilities

A lease liability is recognised at the commencement date of a lease. The lease liability is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties. The variable lease payments that do not depend on an index or a rate are expensed in the period in which they are incurred.

Lease liabilities are measured at amortised cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index, or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease liability is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.

Trade and other payables

Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial years and which are unpaid. Due to their short-term nature, they are measured at amortised cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial years and which are unpaid. Due to their short-term nature, they are measured at amortised cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Provisions

Provisions

Provisions are recognized when the Group has a present (legal or constructive) obligation as a result of a past event, it is probable the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. If the time value of money is material, provisions are discounted using a current pre-tax rate specific to the liability. The increase in the provision resulting from the passage of time is recognized as a finance cost.

Provisions

Provisions are recognized when the Group has a present (legal or constructive) obligation as a result of a past event, it is probable the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. If the time value of money is material, provisions are discounted using a current pre-tax rate specific to the liability. The increase in the provision resulting from the passage of time is recognized as a finance cost.

Employee benefits

Employee benefits

Short-term employee benefits

Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled wholly within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Other long-term employee benefits

The liability for annual leave and long service leave not expected to be settled within 12 months of the reporting date are measured at the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

Retirement benefit obligations

All employees of the Group are entitled to superannuation contributions in accordance with Australian law. Contributions to employees’ nominated superannuation plans are expensed in the period in which they are incurred.

Share-based payments

Equity-settled compensation benefits are provided to employees.

Equity-settled transactions are awards of shares, performance rights or options over shares, that are provided to employees in exchange for the rendering of services.

The cost of equity-settled transactions are measured at fair value on grant date. Fair value is independently determined using Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Group receives the services that entitle the employees to receive payment. Inputs into the Black-Scholes option pricing models used to calculate fair value are classified as level three inputs under the fair value hierarchy of AASB 13 (IFRS 13). No account is taken of any other vesting conditions.

The cost of equity-settled transactions are recognized as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognized in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognized in previous periods.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If equity-settled awards are modified, as a minimum an expense is recognized as if the modification has not been made. An additional expense is recognized, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

If the non-vesting condition is within the control of the Group or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the Group or employee and is not satisfied during the vesting period, any remaining expense for the award is recognized over the remaining vesting period, unless the award is forfeited.

If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognized immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.

Employee benefits

Short-term employee benefits

Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled wholly within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Other long-term employee benefits

The liability for annual leave and long service leave not expected to be settled within 12 months of the reporting date are measured at the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

Retirement benefit obligations

All employees of the Group are entitled to superannuation contributions in accordance with Australian law. Contributions to employees’ nominated superannuation plans are expensed in the period in which they are incurred.

Share-based payments

Equity-settled compensation benefits are provided to employees.

Equity-settled transactions are awards of shares, performance rights or options over shares, that are provided to employees in exchange for the rendering of services.

The cost of equity-settled transactions are measured at fair value on grant date. Fair value is independently determined using Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Group receives the services that entitle the employees to receive payment. Inputs into the Black-Scholes option pricing models used to calculate fair value are classified as level three inputs under the fair value hierarchy of IFRS 13. No account is taken of any other vesting conditions.

The cost of equity-settled transactions are recognized as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognized in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognized in previous periods.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If equity-settled awards are modified, as a minimum an expense is recognized as if the modification has not been made. An additional expense is recognized, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

If the non-vesting condition is within the control of the Group or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the Group or employee and is not satisfied during the vesting period, any remaining expense for the award is recognized over the remaining vesting period, unless the award is forfeited.

If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognized immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.

Fair value measurement

Fair value measurement

When an asset, liability or equity instrument, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or an equity instrument or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset, liability or equity instrument, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

Assets, liabilities and equity instruments measured at fair value are classified into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. For assets and liabilities measured at fair value after initial recognition, classifications are reviewed at each reporting date and transfers between levels are determined based on a reassessment of the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are described as follows:

●	Level 1 — quoted (unadjusted) market prices in active markets for identical assets or liabilities;
●	Level 2 — valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and
●	Level 3 — valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For recurring and non-recurring fair value measurements, external valuers may be used when internal expertise is either not available or when the valuation is deemed to be significant. External valuers are selected based on market knowledge and reputation. Where there is a significant change in fair value of an asset or liability from one period to another, an analysis is undertaken, which includes a verification of the major inputs applied in the latest valuation and a comparison, where applicable, with external sources of data.

Fair value measurement

When an asset, liability or equity instrument, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or an equity instrument or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset, liability or equity instrument, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

Assets, liabilities and equity instruments measured at fair value are classified into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. For assets and liabilities measured at fair value after initial recognition, classifications are reviewed at each reporting date and transfers between levels are determined based on a reassessment of the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are described as follows:

●	Level 1 — quoted (unadjusted) market prices in active markets for identical assets or liabilities;
●	Level 2 — valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and
●	Level 3 — valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For recurring and non-recurring fair value measurements, external valuers may be used when internal expertise is either not available or when the valuation is deemed to be significant. External valuers are selected based on market knowledge and reputation. Where there is a significant change in fair value of an asset or liability from one period to another, an analysis is undertaken, which includes a verification of the major inputs applied in the latest valuation and a comparison, where applicable, with external sources of data.

Issued capital	Issued capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.	Issued capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Dividends	Dividends Dividends are recognized when declared during the financial years.	Dividends Dividends are recognized when declared during the financial years.
Loss per share

Loss per share

Basic loss per share

Basic loss per share is calculated by dividing the profit attributable to the owners of Incannex Healthcare Limited, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial years, adjusted for bonus elements in ordinary shares issued during the financial years. These values are set out in Note 6.

Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares. These values are set out in Note 6.

Loss per share

Basic loss per share

Basic loss per share is calculated by dividing the profit attributable to the owners of Incannex Healthcare Limited, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial years, adjusted for bonus elements in ordinary shares issued during the financial years. These values are set out in Note 6.

Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares. These values are set out in Note 6.

Goods and Services Tax (‘GST’) and other similar taxes

Goods and Services Tax (‘GST’) and other similar taxes

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognized as part of the cost of the acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from the tax authority is included in other receivables in the statement of financial position.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flow.

Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.

Goods and Services Tax (‘GST’) and other similar taxes

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognized as part of the cost of the acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from the tax authority is included in other receivables in the statement of financial position.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flow.

Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.

Adoption of new and revised standards

Adoption of new and revised standards

The consolidated entity has adopted all of the new or amended Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) that are mandatory for the current reporting period.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

Accounting standards and interpretations issued but not yet effective

Accounting standards and interpretations issued but not yet effective

Australian Accounting Standards and Interpretations that have recently been issued or amended but are not yet effective and have not been adopted by the Group for the annual reporting period ended 30 June 2023 and are not material to the disclosure in these accounts.

New Accounting Standards not yet adopted

International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the Group for the annual reporting periods ended 30 June 2022 and 2021.